LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED MARCH 13, 2009 TO THE

PROSPECTUSES LISTED IN SCHEDULE A

Unless otherwise noted, effective at the close of business on April 3, 2009, the following supersedes and replaces any contrary information in the sections of the fund’s Prospectus entitled “Sales Charges”, “Buying Shares”, “Exchanging Shares” and “Redeeming Shares”.

•	Accumulation Privilege—allows you to combine the current value of shares of the fund with other shares of funds sold by the Distributor that are owned by:

•	you; or

•	your spouse, and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge.

Shares of money market funds sold by the Distributor acquired by exchange from other funds offered with a sales charge may be combined. Certain funds and classes of shares of other funds sold by the Distributor may not be combined until May 18, 2009. Please contact your Service Agent for additional information.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

•

Letter of Intent—allows you to purchase Class A shares of funds sold by the Distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds sold by the Distributor that are purchased during the 13-month period by:

•	you; or

•	your spouse, and children under the age of 21

are eligible for inclusion under the letter, based on the public offering price at the time of the purchase, and any capital appreciation on those shares. In addition, you can include towards your asset goal amount the current value of any eligible holdings.

If you hold shares of funds sold by the Distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be credited toward your letter of intent asset goal.

Shares of money market funds sold by the Distributor acquired by exchange from other funds offered with a sales charge may be credited toward your letter of intent asset goal. Certain funds and certain classes of shares of other funds sold by the Distributor may not be credited toward your letter of intent asset goal until May 18, 2009. Please contact your Service Agent for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Buying shares, Exchanging shares, Redeeming shares

To buy, exchange or redeem shares directly through the fund, Investors should write to the fund at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, MA 02205-8504

For more information or to obtain shareholder reports or the Statement of Additional Information (without charge), please call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 between 8:30 a.m. and 5:30 p.m. (Eastern Time).

Exchanging Shares

Except as described below, you may exchange shares of the fund for the same class of shares of other funds sold by the Distributor.

Shares of certain funds and certain classes of shares of other funds sold by the Distributor are not available for exchange until May 18, 2009.

Schedule A

Fund Name	Date of Prospectus

LEGG MASON PARTNERS EQUITY TRUST
Legg Mason Partners 130/30 U.S. Large Cap Equity Fund	February 28, 2009
Legg Mason Partners Aggressive Growth Fund	December 15, 2008
Legg Mason Partners All Cap Fund	August 8, 2008
Legg Mason Partners Appreciation Fund	April 28, 2008
Legg Mason Partners Capital and Income Fund	April 28, 2008
Legg Mason Partners Capital Fund	April 28, 2008
Legg Mason Partners Convertible Fund	November 7, 2008
Legg Mason Partners Diversified Large Cap Growth Fund	February 28, 2009
Legg Mason Partners Dividend Strategy Fund	February 28, 2009
Legg Mason Partners Emerging Markets Equity Fund	February 28, 2009
Legg Mason Partners Equity Fund	April 28, 2008
Legg Mason Partners Equity Income Builder Fund	February 28, 2009
Legg Mason Partners Financial Services Fund	July 20, 2008
Legg Mason Partners Fundamental Value Fund	January 28, 2009
Legg Mason Partners Global Equity Fund	April 28, 2008
Legg Mason Partners International All Cap Opportunity Fund	February 28, 2009
Legg Mason Partners Investors Value Fund	April 28, 2008
Legg Mason Partners Large Cap Growth Fund	April 1, 2008
Legg Mason Partners Lifestyle Allocation 30%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 50%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 70%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 85%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 100%	May 1, 2008
Legg Mason Partners Lifestyle Income Fund	May 1, 2008
Legg Mason Partners Mid Cap Core Fund	March 20, 2008
Legg Mason Partners Small Cap Core Fund	April 28, 2008
Legg Mason Partners Small Cap Growth Fund	April 28, 2008
Legg Mason Partners Small Cap Value Fund	January 28, 2009
Legg Mason Partners Social Awareness Fund	May 30, 2008
Legg Mason Partners Target Retirement 2015	September 2, 2008
Legg Mason Partners Target Retirement 2020	September 2, 2008
Legg Mason Partners Target Retirement 2025	September 2, 2008
Legg Mason Partners Target Retirement 2030	September 2, 2008
Legg Mason Partners Target Retirement 2035	September 2, 2008
Legg Mason Partners Target Retirement 2040	September 2, 2008
Legg Mason Partners Target Retirement 2045	September 2, 2008
Legg Mason Partners Target Retirement 2050	September 2, 2008
Legg Mason Partners Target Retirement Fund	September 2, 2008
Legg Mason Partners U.S. Large Cap Equity Fund	April 28, 2008

Fund Name	Date of Prospectus

LEGG MASON PARTNERS INCOME TRUST
Legg Mason Partners Adjustable Rate Income Fund	September 12, 2008
Legg Mason Partners California Municipals Fund	June 11, 2008
Legg Mason Partners Core Bond Fund	November 25, 2008
Legg Mason Partners Core Plus Bond Fund	November 25, 2008
Legg Mason Partners Strategic Income Fund	November 25, 2008
Legg Mason Partners Global High Yield Bond Fund	April 28, 2008
Legg Mason Partners Global Inflation Management Fund	February 28, 2009
Legg Mason Partners Government Securities Fund	April 28, 2008
Legg Mason Partners High Income Fund	November 25, 2008
Legg Mason Partners Intermediate Maturity California Municipals Fund	March 20, 2008
Legg Mason Partners Intermediate Maturity New York Municipals Fund	March 20, 2008
Legg Mason Partners Intermediate-Term Municipals Fund	July 20, 2008
Legg Mason Partners Corporate Bond Fund	April 28, 2008
Legg Mason Partners Managed Municipals Fund	June 11, 2008
Legg Mason Partners Massachusetts Municipals Fund	March 20, 2008
Legg Mason Partners Municipal High Income Fund	November 25, 2008
Legg Mason Partners New Jersey Municipals Fund	July 20, 2008
Legg Mason Partners New York Municipals Fund	July 20, 2008
Legg Mason Partners Oregon Municipals Fund	August 8, 2008
Legg Mason Partners Pennsylvania Municipals Fund	July 20, 2008
Legg Mason Partners Short Duration Municipal Income Fund	February 28, 2009
Legg Mason Partners Short-Term Bond Fund	April 28, 2008
Western Asset Emerging Markets Debt Portfolio	February 2, 2009
Western Asset Global High Yield Bond Portfolio	February 2, 2009

LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset AMT Tax Free Money Market Fund	September 16, 2008
Western Asset Money Market Fund	August 1, 2008
Western Asset Government Money Market Fund	August 1, 2008
Western Asset Municipal Money Market Fund	August 1, 2008
Western Asset California Municipal Money Market Fund	August 1, 2008
Western Asset Massachusetts Municipal Money Market Fund	August 1, 2008
Western Asset New York Municipal Money Market Fund	August 1, 2008
Western Asset Connecticut Money Market Fund Class A and Class I shares each a class of CitiSM Connecticut Tax Free Reserves	December 31, 2008

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